UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21698

            The Gabelli Global Gold, Natural Resources & Income Trust
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                                                           [GABELLI GLOBAL LOGO]

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

                               Semi-Annual Report
                                 June 30, 2008
TO OUR SHAREHOLDERS,

      The Gabelli Global Gold, Natural Resources & Income Trust's (the "Fund") net asset value ("NAV") total return was 12.59% during the first half of 2008, compared with a decline of 5.89% for the Chicago Board Options Exchange ("CBOE") S&P 500 Buy/Write Index and a gain of 13.12% for the Philadelphia Gold & Silver Index. The total return for the Fund's publicly traded shares was 5.26% during the first half of the year. On June 30, 2008, the Fund's NAV per share was $32.29, while the price of the publicly traded shares closed at $29.80 on the American Stock Exchange.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2008.

COMPARATIVE RESULTS

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2008 (a)

                                                                                                                    Since
                                                                             Year to                               Inception
                                                                Quarter        Date       1 Year       3 Year      (03/31/05)
                                                                -------      -------      ------       ------      ----------
GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
     NAV TOTAL RETURN (b) ................................       11.75%       12.59%       28.17%      27.13%        26.25%
     INVESTMENT TOTAL RETURN (c) .........................       14.96         5.26        20.72       23.69         21.41
CBOE S&P 500 Buy/Write Index .............................       (2.52)       (5.89)       (3.33)       5.54          5.21
Philadelphia Gold & Silver Index .........................       10.75        13.12        44.77       29.38         26.64
Amex Energy Select Sector Index ..........................       19.81        12.38        29.61       27.51         26.69
Lehman Brothers Government/Corporate Bond Index ..........       (1.51)        0.98         7.24        3.84          4.62

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE CBOE S&P 500 BUY/WRITE INDEX IS AN UNMANAGED BENCHMARK INDEX DESIGNED TO REFLECT THE RETURN ON A PORTFOLIO THAT CONSISTS OF A LONG POSITION IN THE STOCKS IN THE S&P 500 INDEX AND A SHORT POSITION IN A S&P 500 (SPX) CALL OPTION. THE PHILADELPHIA GOLD & SILVER INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE NORTH AMERICAN GOLD AND SILVER COMPANIES, WHILE THE AMEX ENERGY SELECT SECTOR INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE U.S COMPANIES INVOLVED IN THE DEVELOPMENT OR PRODUCTION OF ENERGY PRODUCTS. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED MARKET VALUE WEIGHTED INDEX THAT TRACKS THE TOTAL RETURN PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR DENOMINATED OBLIGATIONS. DIVIDENDS AND INTEREST INCOME ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE AMERICAN STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.

We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2008:

LONG POSITIONS
Metals and Mining ................     60.3%
Energy and Energy Services .......     39.3%
Exchange Traded Funds ............      0.4%
                                      -----
                                      100.0%
                                      =====

SHORT POSITIONS
Call Options Written .............     (4.6)%

      THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT www.gabelli.com OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

      The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

SHAREHOLDER MEETING - MAY 19, 2008 - FINAL RESULTS

      The Gabelli Global Gold, Natural Resources & Income Trust's Annual Meeting of Shareholders was held on May 19, 2008 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Frank J. Fahrenkopf, Jr. and Salvatore J. Zizza as Trustees of the Fund. A total of 20,703,765 votes and 20,710,504 votes were cast in favor of each Trustee and a total of 243,269 votes and 236,530 votes were withheld for each Trustee, respectively. In addition, preferred shareholders, voting as a separate class, elected Anthony J. Colavita and James P. Conn as Trustees of the Fund. A total of 3,819,820 votes and 3,826,170 votes were cast in favor of each Trustee and 45,585 votes and 39,235 votes were withheld for each Trustee, respectively.

      Mario d'Urso, Vincent D. Enright, Michael J. Melarkey, Salvatore M. Salibello, and Anthonie C. van Ekris continue to serve in their capacities as Trustees of the Fund.

      We thank you for your participation and appreciate your continued support.

           THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                                                MARKET
   SHARES                                                       COST             VALUE
-------------                                                ------------    -------------
                COMMON STOCKS -- 99.5%
                ENERGY AND ENERGY SERVICES -- 38.8%
       60,000   Allis-Chalmers Energy Inc.+ (a) ...........  $    735,402    $   1,068,000
       65,000   Baker Hughes Inc. (a) .....................     5,120,726        5,677,100
      207,400   BJ Services Co. (a) .......................     5,735,806        6,624,356
    1,650,000   Boart Longyear Ltd. .......................     2,996,370        3,527,364
       72,000   BP plc, ADR (a) ...........................     4,848,252        5,009,040
       75,000   Chesapeake Energy Corp. (a) ...............     3,550,137        4,947,000
       54,600   Chevron Corp. (a) .........................     3,328,250        5,412,498
      307,692   Comanche Energy Inc.+ (b)(c)(d) ...........     1,849,998        1,849,995
       65,000   ConocoPhillips (a) ........................     4,066,891        6,135,350
      140,000   Devon Energy Corp. (a) ....................     8,193,549       16,822,400
       55,000   Diamond Offshore Drilling Inc. (a) ........     3,422,679        7,652,700
       60,000   Exxon Mobil Corp. (a) .....................     3,436,926        5,287,800
       65,000   Galp Energia SGPS SA, Cl. B ...............     1,545,027        1,449,129
      247,000   Halliburton Co. (a) .......................     6,804,974       13,108,290
      195,000   Imperial Oil Ltd. .........................     7,875,178       10,739,629
      186,000   Lamprell plc ..............................     1,324,234        2,130,265
       53,700   Marathon Oil Corp. (a) ....................     1,343,863        2,785,419
      174,000   Murphy Oil Corp. (a) ......................     8,655,362       17,060,700
      120,000   Nabors Industries Ltd.+ (a) ...............     4,132,517        5,907,600
      199,800   Noble Corp. (a) ...........................     7,421,044       12,979,008
      440,000   Petroleo Brasileiro SA, ADR (a) ...........    10,427,054       31,165,200
      142,300   Rowan Companies Inc. (a) ..................     4,258,908        6,652,525
      100,000   Royal Dutch Shell plc, Cl. A ..............     4,226,226        4,109,152
      150,000   Saipem SpA ................................     3,412,319        7,044,904
      100,000   Sasol Ltd., ADR (a) .......................     4,932,653        5,894,000
      150,000   StatoilHydro ASA, ADR (a) .................     4,948,536        5,607,000
      305,000   Suncor Energy Inc. (a) ....................    10,773,274       17,726,600
       60,000   Technip SA ................................     4,775,945        5,553,736
      117,500   Tesoro Corp. (a) ..........................     3,362,092        2,322,975
       10,200   Total SA, ADR (a) .........................       711,154          869,754
       83,000   Transocean Inc.+ (a) ......................     8,277,688       12,648,370
      105,000   Valero Energy Corp. (a) ...................     5,387,990        4,323,900
      308,000   Weatherford International Ltd.+ ...........     6,717,416       15,273,720
      166,400   Williams Companies Inc. (a) ...............     4,115,558        6,707,584
      246,250   XTO Energy Inc. (a) .......................     8,616,703       16,870,588
                                                             ------------    -------------
                                                              171,330,701      278,943,651
                                                             ------------    -------------
                EXCHANGE TRADED FUNDS -- 0.4%
       16,000   ETFS Physical Platinum+ ...................     3,247,794        3,283,520
                                                             ------------    -------------
                METALS AND MINING -- 60.3%
      363,000   Agnico-Eagle Mines Ltd. (a) ...............     7,378,439       26,996,310
      160,000   Alcoa Inc. (a) ............................     5,186,544        5,699,200
        3,000   Anglo American plc ........................       190,979          210,696
       95,000   Anglo Platinum Ltd. .......................    14,024,834       15,857,599
      138,500   AngloGold Ashanti Ltd., ADR (a) ...........     5,574,638        4,700,690
      716,473   Aquila Resources Ltd.+ ....................     2,549,574       11,374,222
    1,123,807   Atlas Iron Ltd.+ ..........................     2,235,752        3,964,615
      454,000   Barrick Gold Corp. (a) ....................    14,269,675       20,657,000
      170,000   BHP Billiton Ltd., ADR (a) ................     6,283,353       14,482,300
      181,900   Companhia Vale do Rio Doce, ADR (a) .......     2,978,715        6,515,658
      480,000   Eldorado Gold Corp.+ ......................     2,428,554        4,090,615
      200,000   Equinox Minerals Ltd.+ ....................     1,037,206          870,844
       35,000   Eurasian Natural Resources Corp.+ .........       579,093          929,290
      125,000   Franco-Nevada Corp., Toronto ..............     2,704,483        3,027,852
      125,000   Franco-Nevada Corp., Toronto+ (e) .........     2,461,711        3,027,851
      178,200   Freeport-McMoRan Copper & Gold Inc. (a) ...    18,821,958       20,883,258
      614,500   Fresnillo plc+ ............................     6,656,224        5,985,269
      200,000   Gold Fields Ltd. ..........................     3,819,747        2,541,507
    1,041,800   Gold Fields Ltd., ADR (a) .................    16,817,484       13,178,770
      369,500   Goldcorp Inc. (a) .........................     4,224,239       17,059,815
      377,700   Harmony Gold Mining Co. Ltd., ADR+ (a) ....     4,213,212        4,626,825
      728,000   Hochschild Mining plc .....................     5,449,565        5,673,338
      342,500   IAMGOLD Corp. .............................     3,067,632        2,048,887
      773,983   Imdex Ltd. ................................     1,281,433        1,231,689
      470,000   Impala Platinum Holdings Ltd. .............    10,841,792       18,547,893
      715,600   Ivanhoe Mines Ltd., New York+ (a) .........     5,177,051        7,807,196
       50,000   Ivanhoe Mines Ltd., New York+ (b) .........       337,529          545,500
       48,000   Ivanhoe Mines Ltd., Toronto+ ..............       340,092          520,153
      850,000   Kagara Ltd. ...............................     4,502,423        3,748,333
      100,000   Kazakhmys plc .............................     3,100,202        3,170,998
      349,656   Kingsgate Consolidated Ltd.+ ..............     1,325,683        1,753,089
    1,150,000   Kinross Gold Corp.+ (a) ...................     7,682,263       27,151,500
    6,483,488   Lihir Gold Ltd.+ ..........................    12,218,692       20,448,716
      168,513   Lonmin plc ................................    10,699,818       10,710,584
      285,600   Lundin Mining Corp.+ (a) ..................     2,501,651        1,733,592
    1,000,000   Minara Resources Ltd. .....................     5,975,994        3,115,622
      744,307   Newcrest Mining Ltd. ......................    10,171,211       20,906,492
      359,400   Newmont Mining Corp. (a) ..................    14,026,543       18,746,304
    1,545,000   Oxiana Ltd. ...............................     4,470,568        3,895,343

                 See accompanying notes to financial statements.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

                                                                                 MARKET
   SHARES                                                       COST             VALUE
-------------                                                ------------    -------------
                COMMON STOCKS (CONTINUED)
                METALS AND MINING (CONTINUED)
    6,580,000   PanAust Ltd.+ .............................  $  3,680,444    $   6,434,095
      567,300   Randgold Resources Ltd., ADR (a) ..........     9,527,041       26,197,914
       30,000   Rio Tinto plc, ADR (a) ....................    12,518,249       14,850,000
       75,000   Teck Cominco Ltd., Cl. B ..................     2,523,503        3,616,505
       70,000   Vedanta Resources plc .....................     3,018,983        3,049,297
      274,335   Xstrata plc ...............................    19,189,670       21,988,323
    1,132,000   Yamana Gold Inc. (a) ......................    11,841,157       18,723,280
                                                             ------------    -------------
                                                              289,905,603      433,294,829
                                                             ------------    -------------

                TOTAL COMMON STOCKS                           464,484,098      715,522,000
                                                             ------------    -------------
                WARRANTS -- 0.1%
                ENERGY AND ENERGY SERVICES -- 0.1%
       34,091   Comanche Energy Inc., Cl  A,
                  expire 06/13/13+ (b)(c)(d)                       93,750           93,750
       36,197   Comanche Energy Inc., Cl  B,
                  expire 06/13/13+ (b)(c)(d)                       93,750           93,750
       82,965   Comanche Energy Inc., Cl  C,
                  expire 06/13/13+ (b)(c)(d)                      187,501          187,501
                                                             ------------    -------------
                                                                  375,001          375,001
                                                             ------------    -------------
                METALS AND MINING -- 0.0%
       62,500   Franco-Nevada Corp.,
                  expire 03/13/12+ (c)(d)(e)                      400,744          230,377
                                                             ------------    -------------
                TOTAL WARRANTS ............................       775,745          605,378
                                                             ------------    -------------

  PRINCIPAL
   AMOUNT
-------------
                CORPORATE BONDS -- 0.4%
                ENERGY AND ENERGY SERVICES -- 0.4%
$   3,000,000   Comanche Energy Inc., 12.500%,
                  06/13/13 (b)(c)(d) ......................     2,776,148        2,775,000
                                                             ------------    -------------
TOTAL INVESTMENTS -- 100.0% ...............................  $468,035,991      718,902,378
                                                             ============

CALL OPTIONS WRITTEN
 (Premiums received $27,151,229) ..........................                    (33,195,125)
OTHER ASSETS AND LIABILITIES (NET) ........................                       (687,841)

PREFERRED SHARES
 (4,000,000 preferred shares outstanding) .................                   (100,000,000)
                                                                             -------------

NET ASSETS -- COMMON STOCK
 (18,117,515 common shares outstanding) ...................                  $ 585,019,412
                                                                             =============

NET ASSET VALUE PER COMMON SHARE
 ($585,019,412 / 18,117,515 shares outstanding) ...........                  $       32.29
                                                                             =============

 NUMBER OF                                                   EXPIRATION DATE/        MARKET
 CONTRACTS                                                    EXERCISE PRICE         VALUE
-------------                                                ----------------    --------------
                OPTION CONTRACTS WRITTEN -- (4.6)%
                CALL OPTIONS WRITTEN -- (4.6)%
        2,000   Agnico-Eagle Mines Ltd. ...................     Aug. 08/70       $    1,600,000
        1,374   Agnico-Eagle Mines Ltd. ...................     Aug. 08/75              728,220
          256   Agnico-Eagle Mines Ltd. ...................     Nov. 08/75              240,640
        1,570   Alcoa Inc. ................................     Jan. 09/50              164,850
           30   Alcoa Inc. ................................     Jan. 10/50                8,415
          600   Allis-Chalmers Energy Inc. ................     Jul. 08/15              171,000
          385   AngloGold Ashanti Ltd., ADR ...............     Jul. 08/40                5,775
          500   Baker Hughes Inc. .........................     Jul. 08/90              100,000
          150   Baker Hughes Inc. .........................     Aug. 08/90               57,000
        2,540   Barrick Gold Corp. ........................     Jul. 08/42.50           723,900
        2,000   Barrick Gold Corp. ........................     Jul. 08/45              416,000
        1,842   Barrick Gold Corp. ........................     Jul. 08/50               82,890
          500   Barrick Gold Corp. ........................     Jul. 08/55                3,750
        1,700   BHP Billiton Ltd., ADR ....................     Aug. 08/90              595,000
        1,280   BJ Services Co. ...........................     Jul. 08/30              358,400
          794   BJ Services Co. ...........................     Jul. 08/35               31,760
          500   BP plc, ADR ...............................     Jul. 08/75               13,000
          220   BP plc, ADR ...............................     Aug. 08/75               18,700
          750   Chesapeake Energy Corp. ...................     Jul. 08/60              517,500
          546   Chevron Corp. .............................     Sep. 08/105             133,224
          475   Companhia Vale do Rio Doce, ADR ...........     Jul. 08/40                8,075
        1,144   Companhia Vale do Rio Doce, ADR ...........     Aug. 08/38              152,152
          200   Companhia Vale do Rio Doce, ADR ...........     Sep. 08/45               10,800
          200   ConocoPhillips ............................     Jul. 08/95               40,400
          450   ConocoPhillips ............................     Aug. 08/90              299,250
          500   Devon Energy Corp. ........................     Jul. 08/110             565,000
          900   Devon Energy Corp. ........................     Aug. 08/125             459,000
          550   Diamond Offshore Drilling Inc. ............     Jul. 08/145             148,500
        2,000   Eldorado Gold Corp. (f) ...................     Aug. 08/8               220,653
        2,800   Eldorado Gold Corp. (f) ...................     Aug. 08/9               144,160
          300   Exxon Mobil Corp. .........................     Jul. 08/95                4,800
          300   Exxon Mobil Corp. .........................     Aug. 08/95               28,800
        1,102   Freeport-McMoRan Copper & Gold Inc. .......     Jan. 09/160             479,370
          680   Freeport-McMoRan Copper & Gold Inc. .......     Jan. 09/160             295,800
        5,000   Gold Fields Ltd., ADR .....................     Jul. 08/12.50           325,000
        2,000   Gold Fields Ltd., ADR .....................     Jul. 08/15               10,000
        4,918   Gold Fields Ltd., ADR .....................     Jul. 08/17.50            24,590
          500   Gold Fields Ltd., ADR .....................     Aug. 08/12.50            47,500
        1,000   Goldcorp Inc. .............................     Jul. 08/45              280,000
          195   Goldcorp Inc. .............................     Aug. 08/45               72,150

                 See accompanying notes to financial statements.

           THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

  NUMBER OF                                                  EXPIRATION DATE/        MARKET
  CONTRACTS                                                   EXERCISE PRICE         VALUE
-------------                                                ----------------    --------------
                OPTION CONTRACTS WRITTEN (CONTINUED)
                CALL OPTIONS WRITTEN (CONTINUED)
        2,500   Goldcorp Inc. .............................     Oct. 08/45       $    1,420,000
          200   Halliburton Co. ...........................     Jul. 08/42.50           230,000
          270   Halliburton Co. ...........................     Jul. 08/45              233,550
        2,000   Halliburton Co. ...........................     Jul. 08/50              730,000
        3,500   Harmony Gold Mining Co. Ltd., ADR .........     Aug. 08/12.50           262,500
          277   Harmony Gold Mining Co. Ltd., ADR .........     Nov. 08/15               18,005
        1,329   IAMGOLD Corp. (f) .........................     Aug. 08/8                16,292
        2,096   IAMGOLD Corp. (f) .........................     Nov. 08/7               113,053
        2,000   Imperial Oil Ltd. (f) .....................     Aug. 08/60              220,653
        2,910   Ivanhoe Mines Ltd. (f) ....................     Jul. 08/11              178,361
        5,226   Ivanhoe Mines Ltd. (f) ....................     Aug. 08/11              550,941
          100   Kazakhmys plc (g) .........................     Dec. 08/20              222,089
          350   Kingsgate Consolidated Ltd. (h) ...........     Aug. 08/5.51             70,461
        2,000   Kinross Gold Corp. ........................     Jul. 08/22.50           350,000
        1,000   Kinross Gold Corp. ........................     Aug. 08/20              420,000
        8,000   Kinross Gold Corp. ........................     Aug. 08/22.50         2,000,000
          500   Kinross Gold Corp. ........................     Aug. 08/30               15,000
        6,000   Lihir Gold Ltd. (h) .......................     Oct. 08/3.40          1,955,652
        1,700   Lundin Mining Corp. .......................     Aug. 08/7.50             25,500
           10   Lundin Mining Corp. .......................     Sep. 08/10                  100
          500   Marathon Oil Corp. ........................     Jul. 08/55               30,000
           37   Marathon Oil Corp. ........................     Aug. 08/55                6,660
        1,000   Murphy Oil Corp. ..........................     Jul. 08/100             260,000
          740   Murphy Oil Corp. ..........................     Jul. 08/90              658,600
        1,200   Nabors Industries Ltd. ....................     Jul. 08/42.50           834,000
          825   Newcrest Mining Ltd. (h) ..................     Oct. 08/34.85         1,578,614
        1,344   Newmont Mining Corp. ......................     Jul. 08/50              423,360
        2,000   Newmont Mining Corp. ......................     Aug. 08/52.50           580,000
        1,998   Noble Corp. ...............................     Sep. 08/70              679,320
        6,580   PanAust Ltd. (h) ..........................     Oct. 08/1.17            331,167
        4,000   Petroleo Brasileiro SA, ADR ...............     Jul. 08/85               40,000
        3,973   Randgold Resources Ltd., ADR ..............     Jul. 08/45            1,092,575
        1,173   Randgold Resources Ltd., ADR ..............     Jul. 08/50              105,570
          527   Randgold Resources Ltd., ADR ..............     Aug. 08/45              210,800
          300   Rio Tinto plc, ADR ........................     Jul. 08/540             117,000
          700   Rowan Companies Inc. ......................     Jul. 08/42.50           371,000
          800   Rowan Companies Inc. ......................     Jan. 09/50              440,000
          100   Royal Dutch Shell plc, Cl. A (g) ..........     Sep. 08/22              109,551
          150   Saipem SpA (i) ............................     Jul. 08/30               98,630
        1,000   Sasol Ltd., ADR ...........................     Jul. 08/70               15,000
        1,500   StatoilHydro ASA, ADR .....................     Jul. 08/40               60,000
        3,050   Suncor Energy Inc. ........................     Sep. 08/72.50           366,000
          600   Technip SA (i) ............................     Sep. 08/64              207,828
          825   Tesoro Corp. ..............................     Aug. 08/30               16,500
          350   Tesoro Corp. ..............................     Nov. 08/35               14,875
          100   Total SA, ADR .............................     Aug. 08/90               17,000
          830   Transocean Inc. ...........................     Aug. 08/160             466,460
          450   Valero Energy Corp. .......................     Sep. 08/52.50            31,500
          600   Valero Energy Corp. .......................     Sep. 08/60               13,200
           10   Weatherford International Ltd. ............     Aug. 08/40               10,200
        1,300   Weatherford International Ltd. ............     Aug. 08/42.50         1,027,000
        1,770   Weatherford International Ltd. ............     Aug. 08/45            1,008,900
          800   Williams Companies Inc. ...................     Aug. 08/37.50           312,000
          864   Williams Companies Inc. ...................     Aug. 08/40              185,760
          490   XTO Energy Inc. ...........................     Aug. 08/70              176,400
        1,970   XTO Energy Inc. ...........................     Jan. 09/80              823,874
        6,320   Yamana Gold Inc. ..........................     Jul. 08/15            1,137,600
        2,000   Yamana Gold Inc. ..........................     Aug. 08/15              420,000
        3,000   Yamana Gold Inc. ..........................     Aug. 08/17              300,000
                                                                                 --------------
                TOTAL CALL OPTIONS WRITTEN
                  (Premiums received $27,151,229) .........                      $   33,195,125
                                                                                 ==============

----------
(a) Securities, or a portion thereof, with a value of $467,707,049 are pledged as collateral for options written.

(b) At June 30, 2008, the Fund held investments in restricted securities amounting to $5,545,496 or 0.77% of total investments, which were valued under methods approved by the Board of Trustees as follows:

ACQUISITION
  SHARES/                                                                          06/30/08
 PRINCIPAL                                          ACQUISITION   ACQUISITION   CARRYING VALUE
  AMOUNT                   ISSUER                       DATE         COST          PER UNIT
-----------   -----------------------------------   -----------   -----------   --------------
     50,000   Ivanhoe Mines Ltd., New York ......     04/25/05    $  337,529     $  10.9100
$ 3,000,000   Comanche Energy Inc.,
                12.500%, 06/13/13 ...............     06/18/08     2,775,000        92.5000
    307,692   Comanche Energy Inc. ..............     06/18/08     1,849,998         6.0125
     34,091   Comanche Energy Inc., Cl. A,
                Warrants expire 06/13/13 ........     06/18/08        93,750         2.7500
     36,197   Comanche Energy Inc., Cl. B,
                Warrants expire 06/13/13 ........     06/18/08        93,750         2.5900
     82,965   Comanche Energy Inc., Cl. C,
                Warrants expire 06/13/13 ........     06/18/08       187,501         2.2600

(c) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2008, the market value of fair valued securities amounted to $5,230,373 or 0.73% of total investments.

                See accompanying notes to financial statements.

           THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

(d)   Illiquid security.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the market value of Rule 144A securities amounted to $3,258,228 or 0.45% of total investments.

(f)   Exercise price denoted in Canadian dollars.

(g)   Exercise price denoted in British pounds.

(h)   Exercise price denoted in Australian dollars.

(i)   Exercise price denoted in Euros.

+     Non-income producing security.

ADR American Depositary Receipt

                                          % OF
                                         MARKET        MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE         VALUE
-------------------------------------    ------    -------------
LONG POSITIONS
North America .......................      48.2%   $ 346,361,449
Europe ..............................      17.4      124,762,654
Asia/Pacific ........................      13.3       95,811,170
Latin America .......................      11.7       84,489,556
South  Africa .......................       9.4       67,477,549
                                         ------    -------------
Total Investments ...................     100.0%   $ 718,902,378
                                         ======    =============

SHORT POSITIONS
North America .......................      (3.5)%  $ (24,790,016)
Asia/Pacific ........................      (0.6)      (4,530,894)
Latin America .......................      (0.4)      (2,710,747)
Europe ..............................      (0.1)      (1,057,598)
South Africa ........................      (0.0)        (105,870)
                                         ------    -------------
Total Investments ...................      (4.6)%  $ (33,195,125)
                                         ======    =============

                See accompanying notes to financial statements.

           THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2008 (UNAUDITED)

ASSETS:
   Investments, at value (cost $468,035,991) .........    $ 718,902,378
   Foreign currency, at value (cost $722,215) ........          720,834
   Deposit at brokers ................................        1,279,386
   Receivable for investments sold ...................        4,343,160
   Unrealized appreciation on swap contracts .........        1,739,435
   Dividends receivable ..............................          245,513
   Deferred offering expense .........................          230,533
   Prepaid expense ...................................            7,064
                                                          -------------
   TOTAL ASSETS ......................................      727,468,303
                                                          -------------
LIABILITIES:
   Call options written (premiums received
     $27,151,229) ....................................       33,195,125
   Payable to custodian ..............................        6,989,518
   Payable for investments purchased .................        1,119,873
   Distributions payable .............................           92,014
   Payable for investment advisory fees ..............          548,945
   Payable for payroll expenses ......................           94,283
   Payable for accounting fees .......................            3,848
   Payable for offering expenses .....................          229,184
   Other accrued expenses and liabilities ............          176,101
                                                          -------------
   TOTAL LIABILITIES .................................       42,448,891
                                                          -------------
PREFERRED SHARES:
   Series A Cumulative Preferred Shares
     (6.625%, $25 liquidation value, $0.001 par
     value, 4,000,000 shares authorized with
     4,000,000 shares issued and outstanding) ........      100,000,000
                                                          -------------
   NET ASSETS ATTRIBUTABLE TO COMMON SHARES ..........    $ 585,019,412
                                                          =============
NET ASSETS CONSIST OF:
   Paid-in capital, at $.001 par value ...............    $ 343,241,317
   Accumulated net investment loss ...................       (3,207,012)
   Accumulated distributions in excess of net
     realized gain on investments, swap
     contracts, securities sold short, written
     options, and foreign currency transactions ......       (1,572,845)
   Net unrealized appreciation on investments ........      250,866,387
   Net unrealized appreciation on swap contracts .....        1,739,435
   Net unrealized depreciation on written options ....       (6,043,896)
   Net unrealized depreciation on foreign
     currency translations ...........................           (3,974)
                                                          -------------
   NET ASSETS ........................................    $ 585,019,412
                                                          =============
NET ASSET VALUE PER COMMON SHARE:
   ($585,019,412 / 18,117,515 shares outstanding;
   unlimited number of shares authorized) ............    $       32.29
                                                          =============

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign taxes of $157,306) .........    $   3,414,784
   Interest                                                     580,119
                                                          -------------
   TOTAL INVESTMENT INCOME ...........................        3,994,903
                                                          -------------
EXPENSES:
   Investment advisory fees ..........................        3,241,688
   Interest expense ..................................          512,970
   Shareholder communications expenses ...............          110,565
   Legal and audit fees ..............................          102,094
   Payroll expenses ..................................           90,825
   Trustees' fees ....................................           37,873
   Custodian fees ....................................           34,184
   Accounting fees ...................................           22,500
   Shareholder services fees .........................           11,136
   Miscellaneous expenses ............................           83,438
                                                          -------------
   TOTAL EXPENSES                                             4,247,273
                                                          -------------
   NET INVESTMENT LOSS                                         (252,370)
                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS, SWAP CONTRACTS, SECURITIES SOLD SHORT,
   WRITTEN OPTIONS, AND FOREIGN CURRENCY:
   Net realized gain on investments ..................       20,583,623
   Net realized gain on swap contracts ...............        9,036,681
   Net realized loss on securities sold short ........       (2,127,959)
   Net realized loss on written options ..............       (4,073,762)
   Net realized loss on foreign currency
     transactions ....................................         (335,815)
                                                          -------------
   Net realized gain on investments, swap
     contracts, securities sold short, written
     options, and foreign currency transactions ......       23,082,768
                                                          -------------
   Net change in unrealized appreciation/depreciation:
     on investments ..................................       63,808,469
     on swap contracts ...............................       (6,776,753)
     on written options ..............................      (10,478,199)
     on foreign currency translations ................           (6,964)
                                                          -------------
   Net change in unrealized
     appreciation/depreciation on investments,
     swap contracts, written options, and foreign
     currency translations ...........................       46,546,553
                                                          -------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS, SWAP CONTRACTS, SECURITIES SOLD
     SHORT, WRITTEN OPTIONS, AND FOREIGN CURRENCY ....       69,629,321
                                                          -------------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS ......................................       69,376,951
                                                          -------------
   Total Distributions to Preferred Shareholders .....       (3,294,097)
                                                          -------------
   NET INCREASE IN NET ASSETS ATTRIBUTABLE TO
     COMMON SHAREHOLDERS RESULTING FROM OPERATIONS ...    $  66,082,854
                                                          =============

                 See accompanying notes to financial statements.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       STATEMENT OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED
                                                               JUNE 30, 2008        YEAR ENDED
                                                                (UNAUDITED)     DECEMBER 31, 2007
                                                             ----------------   -----------------
OPERATIONS:
   Net investment loss ...................................    $    (252,370)     $     (421,154)
   Net realized gain on investments, swap contracts,
     securities sold short, written options, and foreign
     currency transactions ...............................       23,082,768          23,501,285
   Net change in unrealized
     appreciation/depreciation on investments,
     swap contracts, securities sold short, written
     options, and foreign currency translations ..........       46,546,553         114,085,756
                                                              -------------      --------------

   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..       69,376,951         137,165,887
                                                              -------------      --------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
   Net investment income .................................               --             (86,208)
   Net realized short-term gain on investments, swap
     contracts, securities sold short, written options
     and foreign currency transactions ...................               --            (396,955)
   Net realized long-term gain on investments, swap
     contracts, securities sold short, written options
     and foreign currency transactions ...................       (3,294,097)*          (933,851)
                                                              -------------      --------------
   TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS .........       (3,294,097)         (1,417,014)
                                                              -------------      --------------

   NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON
     SHAREHOLDERS RESULTING FROM OPERATIONS ..............       66,082,854         135,748,873
                                                              -------------      --------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income .................................               --          (2,705,719)
   Net realized short-term gain on investments, swap
     contracts, securities sold short, written options
     and foreign currency transactions ...................               --         (17,778,632)
   Net realized long-term gain on investments, swap
     contracts, securities sold short, written options
     and foreign currency transactions ...................      (15,215,738)*       (14,375,712)
                                                              -------------      --------------
   TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS ............      (15,215,738)        (34,860,063)
                                                              -------------      --------------

FUND SHARE TRANSACTIONS:
   Net increase in net assets from common shares
     issued upon reinvestment of distributions ...........          899,515           3,173,090
   Offering costs for preferred shares charged to
     paid-in-capital .....................................               --          (3,550,000)
                                                              -------------      --------------

   NET INCREASE (DECREASE) IN NET ASSETS FROM
     FUND SHARE TRANSACTIONS .............................          899,515            (376,910)
                                                              -------------      --------------

   NET INCREASE IN NET ASSETS ............................       51,766,631         100,511,900

NET ASSETS:
   Beginning of period ...................................      533,252,781         432,740,881
                                                              -------------      --------------
   End of period (including undistributed net
     investment income of $0 and $0, respectively) .......    $ 585,019,412      $  533,252,781
                                                              =============      ==============

-------------

* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

           THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
PERIOD:

                                                   SIX MONTHS ENDED
                                                    JUNE 30, 2008         YEAR ENDED        YEAR ENDED           PERIOD ENDED
                                                     (UNAUDITED)       DECEMBER 31, 2007   DECEMBER 31, 2006    DECEMBER 31, 2005(e)
                                                   ----------------    -----------------  ------------------  --------------------
OPERATING PERFORMANCE:
   Net asset value, beginning of period .........     $   29.48           $   24.10         $    21.99             $     19.06(f)
                                                      ---------           ---------         ----------             -----------
   Net investment income (loss) .................         (0.01)              (0.02)              0.08                    0.08
   Net realized and unrealized gain on
     investments, swap contracts, securities sold
     short, written options, and foreign currency
     transactions ...............................          3.84                7.61               3.77                    4.01
                                                      ---------           ---------         ----------             -----------
   Total from investment operations .............          3.83                7.59               3.85                    4.09
                                                      ---------           ---------         ----------             -----------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
   Net investment income ........................            --               (0.01)                --                      --
   Net realized gains on investments, swap
     contracts, securities sold short, written
     options, and foreign currency
     transactions ...............................         (0.18)***           (0.07)                --                      --
                                                      ---------           ---------         ----------             -----------
   Total distributions to preferred
     shareholders ...............................         (0.18)              (0.08)                --                      --
                                                      ---------           ---------         ----------             -----------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income ........................            --               (0.15)                --                   (0.07)
   Net realized gains on investments, swap
     contracts, securities sold short, written
     options, and foreign currency
     transactions ...............................         (0.84)***           (1.78)             (1.74)                  (1.09)
                                                      ---------           ---------         ----------             -----------
   Total distributions to common shareholders ...         (0.84)              (1.93)             (1.74)                  (1.16)
                                                      ---------           ---------         ----------             -----------
FUND SHARE TRANSACTIONS:
   Increase (decrease) in net asset value from
     common share transactions ..................            --                0.00(d)              --                   (0.00)(d)
   Offering costs for preferred shares
     charged to paid-in capital .................            --               (0.20)                --                      --
                                                      ---------           ---------         ----------             -----------
   Total fund share transactions ................            --               (0.20)                --                   (0.00)(d)
                                                      ---------           ---------         ----------             -----------
   NET ASSET VALUE, END OF PERIOD ...............     $   32.29           $   29.48         $    24.10             $     21.99
                                                      =========           =========         ==========             ===========
   NAV total return + ...........................         12.47%              31.47%             18.29%                   22.0%*
                                                      =========           =========         ==========             ===========
   Market value, end of period ..................     $   29.80           $   29.15         $    24.60             $     21.80
                                                      =========           =========         ==========             ===========
   Investment total return ++ ...................          5.26%              27.40%             21.86%                   15.2%**
                                                      =========           =========         ==========             ===========
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL
   DATA:
   Net assets including liquidation value of
     preferred shares, end of period
     (in 000's) .................................     $ 685,019           $ 633,253                 --                      --
   Net assets attributable to common shares,
     end of period (in 000's) ...................     $ 585,019           $ 533,253         $  432,741             $   390,209
   Ratio of net investment income (loss) to
     average net assets attributable to common
     shares .....................................         (0.09)% (c)         (0.09)%             0.42%                   0.47%(c)
   Ratio of operating expenses to average net
     assets attributable to common shares (a) ...          1.55%(c)            1.45%              1.17%                   1.15%(c)
   Ratio of operating expenses to average net
     assets including liquidation value of
     preferred shares (a) .......................          1.31%(c)            1.39%                --                      --
   Portfolio turnover rate +++ ..................          19.2%               71.3%             114.8%                  142.5%
PREFERRED SHARES:
   6.625% SERIES A CUMULATIVE PREFERRED SHARES
   Liquidation value, end of period (in
     000's) .....................................     $ 100,000           $ 100,000                 --                      --
   Total shares outstanding (in 000's) ..........         4,000               4,000                 --                      --
   Liquidation preference per share .............     $   25.00           $   25.00                 --                      --
   Average market value (b) .....................     $   25.21           $   24.16                 --                      --
   Asset coverage per share .....................     $  171.25           $  158.31                 --                      --
   ASSET COVERAGE ...............................           685%                633%                --                      --

-----------

+    Based  on  net  asset  value  per  share,   adjusted  for  reinvestment  of
     distributions at the net asset value per share on the ex-dividend dates. Total returns for periods of less than one year are not annualized.

++ Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund's dividend reinvestment plan. Total returns for periods of less than one year are not annualized.

+++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal year ended December 31, 2007 and period ended December 31, 2005 would have been 77.7% and 143.3%, respectively. The portfolio turnover rate for the fiscal year ended 2006 would have been as shown.

* Based on net asset value per share at commencement of operations of $19.06 per share.

** Based on market value per share at initial public offering of $20.00 per share.

*** Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

(a) The Fund incurred interest expense during the six months ended June 30, 2008 and the years ended December 31, 2007 and 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets attributable to common shares would have been 1.36%, 1.33%, and 1.16%, respectively, and during the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 the ratio of operating expenses to average net assets including liquidation value of preferred shares would have been 1.15% and 1.27%, respectively.

(b)  Based on weekly prices.

(c)  Annualized.

(d)  Amount represents less than $0.005 per share.

(e)  The Fund commenced investment operations on March 31, 2005.

(f) The beginning of period NAV reflects a $0.04 reduction for costs associated with the initial public offering.

                 See accompanying notes to financial statements.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Global Gold, Natural Resources & Income Trust (the "Fund") is a non-diversified closed-end management investment company organized as a Delaware statutory trust on January 4, 2005 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Investment operations commenced on March 31, 2005.

      The Fund's primary investment objective is to provide a high level of current income. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resources industries. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution, or trading of gold, or the financing, managing and controlling, or operating of companies engaged in "gold related" activities ("Gold Companies"). In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production, or distribution of natural resources, such as gas and oil, paper, food and agriculture, forestry products, metals, and minerals as well as related transportation companies and equipment manufacturers ("Natural Resources Companies"). The Fund may invest in the securities of companies located anywhere in the world.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

      Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

      Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

      On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      -     Level 1 - quoted prices in active markets for identical securities;

      - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

                                                   INVESTMENTS IN         OTHER FINANCIAL
                                                     SECURITIES      INSTRUMENTS (UNREALIZED
VALUATION INPUTS                                   (MARKET VALUE)         APPRECIATION)*
-------------------                                --------------    ------------------------
Level 1 - Quoted Prices ........................   $  697,584,446                    --
Level 2 - Other Significant Observable Inputs ..      (16,877,189)          $ 1,739,435
Level 3 - Significant Unobservable Inputs ......        4,999,996                    --
                                                   --------------           -----------
TOTAL                                              $  685,707,253           $ 1,739,435
                                                   ==============           ===========

-----------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation on the investment.

      The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                    INVESTMENTS IN
                                                      SECURITIES
                                                    (MARKET VALUE)
                                                    --------------
BALANCE AS OF 12/31/07 ..........................               --
Accrued discounts/premiums ......................               --
Realized gain (loss) ............................               --
Change in unrealized appreciation/depreciation ..               --
Net purchases (sales) ...........................     $  4,999,996
Transfers in and/or out of Level 3 ..............               --
                                                      ------------
BALANCE AS OF 6/30/08 ...........................     $  4,999,996
                                                      ============

      In March 2008, The Financial Accounting Standards Board (The "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

      REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2008, there were no open repurchase agreements.

      SWAP AGREEMENTS. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

      The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount below.

      Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

      The Fund has entered into an equity swap agreement with Morgan Stanley & Co. Incorporated. Details of the swap at June 30, 2008 is as follows:

           NOTIONAL              EQUITY SECURITY        INTEREST RATE/        TERMINATION   NET UNREALIZED
            AMOUNT                  RECEIVED         EQUITY SECURITY PAID        DATE        APPRECIATION
-----------------------------   ----------------   ------------------------   -----------   --------------
                                                      3 Month LIBOR plus
                                  Market Value     45 bps plus Market Value
                                Appreciation on:       Depreciation on:
                                 MMX Mineraco e         MMX Mineraco e
$ 15,892,674 (572,000 Shares)     Metalicos SA           Metalicos SA          03/06/09      $ 1,739,435

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      OPTIONS. The Fund may purchase or write call or put options on securities or indices. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

      As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

      In the case of call options, these exercise prices are referred to as "in-the-money", "at-the-money", and "out-of-the-money", respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2008 are presented within the Schedule of Investments.

      SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. At June 30, 2008, there were no open securities sold short.

      FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

      FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

      CONCENTRATION RISKS. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund's NAV and a magnified effect in its total return.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

      CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

      DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to recharacterization of distributions and reclassifications of capital gains on passive foreign investment companies. These reclassifications have no impact on the NAV of the Fund.

      Distributions to shareholders of the Fund's 6.625% Series A Cumulative Preferred Shares are recorded on a daily basis.

      The tax character of distributions paid during the fiscal year ended December 31, 2007 was as follows:

                                                    COMMON       PREFERRED
                                                 ------------   -----------
DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term capital gains) ...   $ 20,148,505   $   819,009
Net long-term capital gains ..................     14,711,558       598,005
                                                 ------------   -----------
Total distributions paid .....................   $ 34,860,063   $ 1,417,014
                                                 ============   ===========

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

      As of December 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

Net unrealized appreciation on investments, swap
   contracts, written options, and foreign currency
   translations .......................................   $  180,125,283
Undistributed ordinary income
   (inclusive of short-term capital gains) ............       16,859,984
Undistributed long-term capital gains .................        2,441,900
Other temporary differences* ..........................       (8,516,188)
                                                          --------------
Total .................................................   $  190,910,979
                                                          ==============

-----------

* Other temporary differences are due to mark-to-market adjustments on swap contracts.

     The following summarizes the tax cost of investments, short sales, written options, and the related unrealized appreciation/(depreciation) at June 30, 2008:

                                           GROSS             GROSS         NET UNREALIZED
                           COST/         UNREALIZED       UNREALIZED        APPRECIATION/
                         PREMIUMS       APPRECIATION     DEPRECIATION      (DEPRECIATION)
                      --------------   --------------   --------------     --------------
Investments .......   $  471,362,106   $  266,008,539   $  (18,468,267)    $  247,540,272
Swap contracts ....               --        1,739,435               --          1,739,435
Written options ...       27,151,229        7,005,440      (13,049,336)        (6,043,896)
                      --------------   --------------   --------------     --------------
                      $  498,513,335   $  274,753,414   $  (31,517,603)    $  243,235,811
                      ==============   ==============   ==============     ==============

      FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

      For the six months ended June 30, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund has adopted the Interpretation for all open tax years and it had no impact on the amounts reported in the financial statements.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund's average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs.

      The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2008, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser) and pays an allocated portion of the cost of the Fund's Chief Compliance Officer. For the six months ended June 30, 2008, the Fund paid $90,825, which is included in payroll expenses in the Statement of Operations.

      The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended in person and $500 per telephonic meeting, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per committee meeting attended. In addition the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $1,000. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2008, other than short-term securities and U.S. Government obligations, aggregated $122,044,697 and $129,783,868, respectively.

      Purchases and proceeds from the sales of U.S. Government obligations for the six months ended June 30, 2008, other than short-term obligations, aggregated $388,266 and $386,351, respectively.

      Written options activity for the Fund for the six months ended June 30, 2008 was as follows:

                                               NUMBER OF
                                               CONTRACTS      PREMIUMS
                                               ---------   --------------
Options outstanding at December 31, 2007 ...     152,472   $   25,991,039
Stock splits on options ....................       5,465               --
Options written ............................     472,469       91,531,147
Options repurchased ........................    (269,356)     (56,966,210)
Options expired ............................    (191,499)     (29,541,453)
Options exercised ..........................     (27,056)      (3,863,294)
                                               ---------   --------------
Options outstanding at June 30, 2008 .......     142,495   $   27,151,229
                                               =========   ==============

5. CAPITAL. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2008, the Fund did not repurchase any shares of beneficial interest in the open market.

      The Fund filed a $350 million shelf offering with the SEC that went effective September 24, 2007. The shelf offering gave the Fund the ability to offer additional common and preferred shares.

      On October 16, 2007, the Fund completed the placement of $100 million of Cumulative Preferred Shares ("Preferred Shares"). The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the 6.625% Series A Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund's ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund's assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     On October 16, 2007, the Fund received net proceeds of $96,450,000 (after underwriting discounts of $3,150,000 and offering expenses of $400,000) from the public offering of 4,000,000 shares of 6.625% Series A Cumulative Preferred Shares. Commencing October 16, 2012, and thereafter, the Fund, at its option, may redeem the Preferred Shares in whole or in part at the redemption price at any time. The Board has authorized the repurchase of the Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2008, the Fund did not repurchase any of the Preferred Shares. At June 30, 2008, 4,000,000 Preferred Shares were outstanding and accrued dividends amounted to $92,014.

     Transactions in common shares of beneficial interest were as follows:

                                        SIX MONTHS ENDED
                                          JUNE 30, 2008           YEAR ENDED
                                           (UNAUDITED)        DECEMBER 31, 2007
                                       ------------------   ----------------------
                                       SHARES    AMOUNT     SHARES       AMOUNT
                                       ------   ---------   -------    -----------
Shares issued upon
   reinvestment of distributions ...   31,453   $ 899,515   127,490    $ 3,173,090
                                       ------   ---------   -------    -----------

6. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

      On a separate matter, in August 2008, the Adviser made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

       BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

At its meeting on February 28, 2008, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "Independent Board Members"). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of each of the portfolio managers.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the performance of the Fund since inception against a peer group of sector equity funds. The Independent Board Members noted that the Fund's performance was ranked in the top quintile of funds in its category for the prior one year period.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential sharing of economies of scale.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of sector equity closed-end funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund's expense ratios were lower than average, and the Fund's size was average, within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds, except for the presence of leverage and fees chargeable as assets attributable to leverage in certain circumstances.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services and that the performance record was satisfactory. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was reasonable and that, in part due to the Fund's structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing, and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board of Trustees.

                                    [FLAGES]

                              TRUSTEES AND OFFICERS
            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Mario d'Urso
   FORMER ITALIAN SENATOR

Vincent D. Enright
   FORMER SENIOR VICE PRESIDENT &
   CHIEF FINANCIAL OFFICER,
   KEYSPAN CORP.

Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Salvatore M. Salibello
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER, LLP

Anthonie C. van Ekris
   CHAIRMAN, BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS
Bruce N. Alpert
   PRESIDENT

Carter W. Austin
   VICE PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

Molly A.F. Marion
   ASSISTANT VICE PRESIDENT & OMBUDSMAN

Agnes Mullady
   TREASURER AND SECRETARY

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
The Bank of New York Mellon

COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR
American Stock Transfer and Trust Company

STOCK EXCHANGE LISTING

                                                                        6.625%
                                             Common                   Preferred
                                           ----------                 ---------
Amex - Symbol:                                GGN                      GGN PrA
Shares Outstanding:                        18,117,515                 4,000,000

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting ww.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI
(800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its Series A Cumulative Preferred Shares in the open market when the preferred shares are trading at a discount to the liquidation value of $25.00.

THE GABELLI GLOBAL GOLD, NATURAL
RESOURCES & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
www.gabelli.com

                                                           SEMI ANNUAL REPORT
                                                           JUNE 30, 2008

                                                                     GGN Q2/2008

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


                                       REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                  (C) TOTAL NUMBER OF         (D) MAXIMUM NUMBER (OR
                                                                   SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
             (A) TOTAL NUMBER OF                                  PURCHASED AS PART OF     SHARES (OR UNITS) THAT MAY YET
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID     PUBLICLY ANNOUNCED PLANS    BE PURCHASED UNDER THE PLANS
   PERIOD         PURCHASED            PER SHARE (OR UNIT)           OR PROGRAMS                    OR PROGRAMS
=============================================================================================================================
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 18,117,515
01/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
01/31/08
=============================================================================================================================
Month #2     Common - N/A              Common - N/A               Common - N/A               Common - 18,117,515
02/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
02/28/08
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 18,117,515
03/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
03/31/08
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 18,117,515
04/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
04/30/08
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 18,117,515
05/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
05/31/08
=============================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 18,117,515
06/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
06/30/08
=============================================================================================================================
Total        Common - N/A              Common - N/A               Common - N/A               N/A

             Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.

c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.

d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      The Gabelli Global Gold, Natural Resources & Income Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     9/3/08
    ----------------------------------------------------------------------------



 * Print the name and title of each signing officer under his or her signature.